U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 1, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Wexford Trust (the “Trust”)
File Nos. 033-20158 and 811-05469

Dear Sir or Madam:

Transmitted herewith on behalf of the Trust and its series, the Muhlenkamp Fund (the “Fund”), is a preliminary proxy statement for the Fund in preparation for a special meeting of shareholders tentatively scheduled for August 26, 2014.  The purpose of the special meeting of shareholders is to:

1.	Approve a proposed Agreement and Plan of Reorganization and Termination for the Fund, whereby the Fund would be reorganized as a series of Managed Portfolio Series; and

2.	The transaction of any other business that properly comes before the meeting, or any adjournments or postponements thereof.

This filing contains the following documents in preparation for the Fund’s special shareholder meeting:

•	Letter to Shareholders;
•	Notice of the Special Meeting of Shareholders;
•	Proxy Statement;
•	Proposed Agreement and Plan of Reorganization and Termination; and
•	Proxy Card.

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel
Angela L. Pingel, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures